Acquisitions (Details) - Schedule of Fair Value of the Assets Acquired and the Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2023	May 31, 2023	Dec. 31, 2022
Schedule of Fair Value of the Assets Acquired and the Liabilities [Abstract]
Total consideration	$ 18,226,572	$ 18,226,572
Net assets acquired:
Cash		1,000,989
Accounts receivable		10,939
Prepaid expenses		200,651
Property and equipment		37,841
Intangible assets		9,352,000
Accounts payable, accruals, and other liabilities		(1,137,814)
Deferred tax liability		(1,230,526)
Total net assets acquired		8,234,080
Goodwill		9,992,492
Software and technology		9,000,740
Assembled workforce		366,188
Net working capital	$ 7,249,085	(14,808)
Deferred tax liability		(2,059,120)
Total consideration		$ 7,293,000